Shareholders' Equity (Details) - USD ($)		6 Months Ended			12 Months Ended
	Nov. 09, 2022	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Nov. 07, 2022	Aug. 31, 2019
Stockholders Equity [Line Items]
Shares issued (in Shares)						3,500,000
Price per share (in Dollars per share)						$ 0.0002
Offering for the sale (in Shares)	1,000,000
Agent fees (in Dollars)	$ 25,000,000
Purchase agreement, percentage			250.00%
Statutory reserve percentage		15.00%	10.00%	15.00%
Reserve percentage			50.00%
Statutory reserve (in Dollars)			$ 637,882		$ 494,223
Equity non-controlling interest percentage			1.00%		1.00%
Huadi Steel [Member]
Stockholders Equity [Line Items]
Equity interest percentage							99.00%
Wenzhou Hongshun [Member] | Non-controlling interests [Member]
Stockholders Equity [Line Items]
Equity interest percentage			99.00%
Di Wang [Member]
Stockholders Equity [Line Items]
Equity interest percentage					1.00%
Di Wang [Member] | Non-controlling interests [Member]
Stockholders Equity [Line Items]
Equity interest percentage			1.00%